Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		49 Months Ended	52 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2012
Operating Activities
Net loss	$ (788,759)	$ (11,019)	$ (1,547,832)	$ (61,049)	$ (1,715,898)	$ (2,504,657)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	2,340		2,852		2,852	5,192
Stock based compensation expense	249,999		599,974		599,974	849,973
Shares issued for exploration expenses						429,250
Shares issued for exploration expenses			429,250		429,250
Gain on redemption of common stock						(5,161)
Gain on redemption of common stock			(5,161)		(5,161)
Changes in operating assets and liabilities:
Prepaid expenses	(75)		(2,238)	(848)	(2,238)	(2,313)
Interest receivable		(7,397)	(8,647)		(9,839)	(9,839)
Accounts payable and accrued liabilities	(3,686)	16,072	6,739	(709)	35,465	31,779
Net Cash Used In Operating Activities	(540,181)	(2,344)	(525,063)	(62,606)	(665,595)	(1,205,776)
Investing Activities
Purchase of property and equipment and mining assets	(75,000)		(74,177)		(74,177)	(149,177)
Note receivable extended to Related Party		(295,000)	(295,000)	(290,000)	(585,000)	(585,000)
Net Cash Used in Investing Activities	(75,000)	(295,000)	(369,177)	(290,000)	(659,177)	(734,177)
Financing Activities
Redemption of shares	(2)					(2)
Proceeds from advances related party				56,484	56,484	56,484
Proceeds from sale of common stock	550,000	300,000	1,100,000	300,000	1,484,025	2,034,025
Net Cash Provided By Financing Activities	549,998	300,000	1,100,000	356,484	1,540,509	2,090,507
Net change in cash	(65,183)	2,656	205,760	3,878	215,737	150,554
Cash - Beginning of Period	215,737	9,977	9,977	6,099
Cash - End of Period	150,554	12,633	215,737	9,977	215,737	150,554
Supplemental Disclosures
Interest paid
Income taxes paid
Non Cash transactions:
Redemption of common stock						600,000
Redemption of common stock			600,000		600,000
Forgiveness of advances related party				17,574	17,574	17,574
Shares issued for mining assets	$ 46,000					$ 46,000